Note 13 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 219,135	$ 193,034	$ 174,662
Common Shares to Be Issued Upon Settlement of All Put or Call Options (in shares)	1,100,000
Potential Increase Decrease to Dilutive Earnings Per Share Put or Call Options Settled with Common Shares (in dollars per share)	$ 0.38
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 215,143	$ 188,531